Average Annual Total Returns{- Fidelity Freedom Blend Income Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend Income Fund	Fidelity Freedom Blend Income Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend Income Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend Income Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend Income Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend Income Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend Income Fund- Class K6 After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	8.77%	7.33%	[1]	7.72%	6.21%	[1]	5.35%	5.23%	[1]	7.51%	7.36%	[1]	8.61%	7.35%	[1]

[1]	(a)From August 31, 2018